Fair Value Measurements - Assumptions used for the fair value calculations of the warrants (Details) - July 2021 warrants	Jul. 16, 2021
Standard deviation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	110.00
Annual risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.79
Required return on equity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	17.00
Expected life in years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	4.98
Annual turnover rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.00
Period risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.07